Consolidated Statements of Shareholders' Equity - USD ($)	Private Placement [Member] Common Stock [Member]	Private Placement [Member] Additional Paid-in Capital [Member]	Private Placement [Member] Retained Earnings [Member]	Private Placement [Member]	Sale at the Market [Member] Common Stock [Member]	Sale at the Market [Member] Additional Paid-in Capital [Member]	Sale at the Market [Member] Retained Earnings [Member]	Sale at the Market [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2013									4,572,326
Balance at Dec. 31, 2013									$ 137,170	$ 253,549,211	$ (148,984,299)	$ 104,702,082
Net loss attributable to common shareholders											(19,359,005)	(19,359,005)
Issuance of shares from private placement, net of issuance costs (in shares)	1,116,487
Issuance of shares, net of issuance costs	$ 33,495	$ 14,466,505		$ 14,500,000
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)									43,724
Issuance of restricted shares for stock incentive award and share-based compensation									$ 1,312	508,802		510,114
Canceled shares due to repurchase program (in shares)									(16,806)
Canceled shares due to repurchase program									$ (505)	(150,182)		(150,687)
Balance (in shares) at Dec. 31, 2014									5,715,731
Balance at Dec. 31, 2014									$ 171,472	268,374,336	(168,343,304)	100,202,504
Net loss attributable to common shareholders											(15,687,132)	(15,687,132)
Issuance of shares from private placement, net of issuance costs (in shares)									2,343,335
Issuance of shares, net of issuance costs									$ 70,300	10,156,810		10,227,110
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)									135,900
Issuance of restricted shares for stock incentive award and share-based compensation									$ 4,077	302,034		306,111
Balance (in shares) at Dec. 31, 2015									8,195,760
Balance at Dec. 31, 2015									$ 245,873	278,833,156	(184,030,436)	95,048,593
Rounding of stock split (in shares)									794
Rounding of stock split									$ 24	(24)
Net loss attributable to common shareholders											(45,946,822)	(45,946,822)
Issuance of shares from private placement, net of issuance costs (in shares)	719,425				978,847
Issuance of shares, net of issuance costs	$ 21,583	$ 978,417		$ 1,000,000	$ 29,365	$ 1,881,287		$ 1,910,652
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)									82,080
Issuance of restricted shares for stock incentive award and share-based compensation									$ 2,462	291,879		294,341
Balance (in shares) at Dec. 31, 2016									10,876,112
Balance at Dec. 31, 2016									$ 326,283	283,757,739	(229,977,258)	54,106,764
Issuance of shares for vessel acquisition, net of issuance costs (in shares)									900,000
Issuance of shares for vessel acquisition, net of issuance costs									$ 27,000	$ 1,773,000		$ 1,800,000